Equity - Summary of Basic and Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity [abstract]
Net basic and diluted profit (loss) attributable to shareholders of the company	$ 2,868	$ (864)
Weighted average shares outstanding (in shares)	532,340	534,378
Dilutive effect of share options (in shares)	7,931	0
Weighted average diluted shares outstanding (in shares)	540,271	534,378
Basic earnings (loss) per share (in dollars per share)	$ 5.39	$ (1.62)
Diluted earnings (loss) per share (in dollars per share)	$ 5.31	$ (1.62)